Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 714,104	R$ 585,791
Overdue as from 1 day [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	18,683	21,263
Falling due up to 3 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	172,497	165,028
Falling due from 3 months to 12 months [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	181,033	149,388
Falling due after 1 year [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by type	R$ 341,891	R$ 250,112